Note 13 - Leases (Tables)	12 Months Ended
Dec. 31, 2025
Notes Tables
Lessee, Operating Lease, Liability, to be Paid, Maturity [Table Text Block]
Year ending	BioLargo Corp / ONM	CLYRA	BLEST	Total
December 31, 2026	$166	$58	$160	$384
December 31, 2027	113	59	163	335
December 31, 2028	—	60	166	226
December 31, 2029	—	61	170	231
December 31, 2030	—	25	173	198
Thereafter	—	—	312	312
Total minimum lease payments	$279	$263	$1,144	$1,686
Less imputed interest	(40)	(79)	(493)	(612)
Total operating lease liabilities	$239	$184	$651	$1,074